Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Share Capital
17.	Share Capital

(a)	Authorized

The Company has authorized share capital of an unlimited number of common shares, an unlimited number of Class A Special Shares, an unlimited number of Class B Special Shares, and an unlimited number of preferred shares, issuable in series, with no par value.

On May 21, 2024, the Company implemented a 1-for-40 Reverse Stock Split on its ordinary shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number.

On November 14, 2024, the Company implemented a 1-for-2 Reverse Stock Split on its ordinary shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number.

On August 26, 2025, the Company implemented a 1-for-3.125 Reverse Stock Split on its common shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number.

Subsequent to the year ended December 31, 2025, the Company implemented a 1-for-5 Reverse Stock Split and a 1-for-4.5 Reverse Stock Split on its common shares, respectively. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number. All share and per share data in these consolidated financial statements have been retroactively restated to reflect the effect of the reverse stock split (note 29).

(b)	Shares issued and outstanding

	Number of shares	Capital
Balance, December 31, 2023	989	$51,020,121
Issuance of shares from private placement	3,452	1,396,702
Issuance of shares upon exercise of prefunded warrants	24,091	11,528,116
Cancelled shares	(2,111)	(1,445,188)
Share issuance costs	—	(728,056)
Fair value of RSUs redeemed at $577.97 per share	2,677	1,547,703
Balance, December 31, 2024	29,098	63,319,398
Issuance of shares from private placement	3,250	320,000
Issuance of shares upon conversion of promissory note	408,427	10,737,400
Fair value adjustment on the converted promissory note	—	(777,627)
Share issuance costs	—	(44,071)
Impact on loss of control of Canmart	—	(3)
Balance, December 31, 2025	440,775	$73,555,097

During the year ended December 31, 2025, the Company had the following share capital transactions:

(i)	On March 26, 2025, pursuant to a series of subscription agreement entered with investors on March 21 and 24, 2025, the Company completed its private offering with the issuance of 3,250 common shares at a subscription price of $98.44 per share for gross proceeds of $320,000.

(ii)	On October 2, 2025, pursuant to the conversion of promissory note (note 16), the Company issued 68,828 common shares at conversion price of $64.80 for an aggregate principal amount of $4,460,000.

(iii)	On October 6, 2025, pursuant to the conversion of promissory note (note 16), the Company issued 1,422 common shares at conversion price of $64.80 for an aggregate principal amount of $92,160.

During the year ended December 31, 2025, the Company had the following share capital transactions (continued):

(iv)	On October 9, 2025, pursuant to the conversion of September Note (note 16), the Company issued 1,778 common shares at conversion price of $44.94 for an aggregate principal amount of $79,900.

(v)	On October 16, 2025, pursuant to the conversion of September Note (note 16), the Company issued 5,111 common shares at conversion price of $45.33 for an aggregate principal amount of $231,668.

(vi)	On October 21, 2025, pursuant to the conversion of September Note (note 16), the Company issued 10,222 common shares at conversion price of $42.65 for an aggregate principal amount of $435,965.

(vii)	On October 24, 2025, pursuant to the conversion of September Note (note 16), the Company issued 5,111 common shares at conversion price of $40.93 for an aggregate principal amount of $209,185.

(viii)	On November 14, 2025, pursuant to the conversion of September Note (note 16), the Company issued 5,111 common shares at conversion price of $24.67 for an aggregate principal amount of $126,097.

(ix)	On November 17, 2025, pursuant to the conversion of September Note (note 16), the Company issued 10,889 common shares at conversion price of $24.67 for an aggregate principal amount of $268,642.

(x)	On November 24, 2025, pursuant to the conversion of September Note (note 16), the Company issued 1,022 common shares at conversion price of $17.65 for an aggregate principal amount of $18,045.

(xi)	On November 26, 2025, pursuant to the conversion of September Note (note 16), the Company issued 1,333 common shares at conversion price of $18.63 for an aggregate principal amount of $24,837.

(xii)	On December 3, 2025, pursuant to the conversion of September Note (note 16), the Company issued 1,156 common shares at conversion price of $18.68 for an aggregate principal amount of $21,587.

(xiii)	On December 8, 2025, pursuant to the conversion of September Note (note 16), the Company issued 76,445 common shares at conversion price of $18.09 for an aggregate principal amount of $1,383,224.

(xiv)	On December 15, 2025, pursuant to the conversion of September Note (note 16), the Company issued 100,000 common shares at conversion price of $15.26 for an aggregate principal amount of $1,525,500.

(xv)	On December 16, 2025, pursuant to the conversion of September Note (note 16), the Company issued 8,889 common shares at conversion price of $18.09 and 11,111 common shares at conversion price of $15.68 for an aggregate principal amount of $335,090.

(xvi)	On December 18, 2025, pursuant to the conversion of September Note (note 16), the Company issued 55,555 common shares at conversion price of $15.26 for an aggregate principal amount of $847,500.

During the year ended December 31, 2025, the Company had the following share capital transactions (continued):

(xvii)	On December 19, 2025, pursuant to the conversion of September Note (note 16), the Company issued 33,333 common shares at conversion price of $15.26 for an aggregate principal amount of $508,500.

(xviii)	On December 23, 2025, pursuant to the conversion of September Note (note 16), the Company issued 11,111 common shares at conversion price of $15.26 for an aggregate principal amount of $169,500.

(xix)	In connection with the private placement completed during the year, the Company incurred a total share issuance costs of $44,071.

During the year ended December 31, 2024, the Company had the following share capital transactions:

(i)	On February 2, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on February 1, 2024, the Company announced closing of registered direct offering with the issuance of 49 common shares at a purchase price of $2,283.75 per share and prefunded warrants to purchase 260 common shares at a price of $2,283.19 per share for gross proceeds of $708,000. The prefunded warrants were immediately exercisable for $0.56 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. Under the residual method, the Company allotted $3,370 to the prefunded warrants and recorded the value under other reserves in the consolidated statements of financial position. During the year ended December 31, 2024, the Company issued 260 common shares pursuant the exercise of above prefunded warrants.

(ii)	On March 4, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on March 1, 2024, the Company announced closing of registered direct offering with the issuance of 65 common shares at a purchase price of $1,155.60 per share and prefunded warrants to purchase 64 common shares at a price of $1,155.04 per share for gross proceeds of $150,000. The prefunded warrants were immediately exercisable for $0.56 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 64 common shares pursuant the exercise of above prefunded warrants.

(iii)	On March 5, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on March 4, 2024, the Company announced closing of registered direct offering with the issuance of 65 common shares at a purchase price of $949.05 per share and prefunded warrants to purchase 66 common shares at a price of $948.49 per share for gross proceeds of $125,000. The prefunded warrants were immediately exercisable for $0.56 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 66 common shares pursuant the exercise of above prefunded warrants.

During the year ended December 31, 2024, the Company had the following share capital transactions (continued):

(iv)	On March 27, 2024, pursuant to an underwriting agreement entered with Univest Securities, LLC (“Univest”) as the underwriter on March 25, 2024, the Company announced closing of underwritten public offering with the issuance of 548 common shares at a purchase price of $684.56 per share and prefunded warrants to purchase 8,866 common shares at a price of $684.00 per share for gross proceeds of $5,000,000. The prefunded warrants are immediately exercisable for $0.56 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 8,866 common shares pursuant the exercise of above prefunded warrants.

(v)	On April 26, 2024, the Company cancelled 2,111 common shares with a fair value of $1,445,188.

(vi)	On May 17, 2024, pursuant to the securities purchase agreement entered with DRNK Beverage Corp. on the same day, the Company announced the 1st closing of registered direct offering with the issuance of 442 common shares at a purchase price of $579.94 per share and prefunded warrants to purchase 3,867 common shares at a price of $579.38 per share for gross proceeds of $2,500,000. The prefunded warrants are immediately exercisable for $0.56 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 3,867 common shares pursuant the exercise of above prefunded warrants.

(vii)	On May 20, 2024, pursuant to the securities purchase agreement entered with DRNK Beverage Corp. on May 17, 2024, the Company announced the 2nd closing of registered direct offering with the issuance of 442 common shares at a purchase price of $579.94 per share, and prefunded warrants to purchase 2,143 common shares at a price of $579.38 per share for gross proceeds of $1,500,000. The prefunded warrants are immediately exercisable for $0.56 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 2,143 common shares pursuant the exercise of above prefunded warrants.

(viii)	On May 24, 2024, the Company issued 2,677 common shares at a fair value of $1,547,703 on the RSUs granted to consultants of the Company to settle up consulting fees amounting to $900,000. As a result of the settlement, the Company recognized a loss on debt settlement of $647,703 in the consolidated statements of loss and comprehensive loss.

(ix)	On October 3, 2024, pursuant to an underwriting agreement entered with Univest as the underwriter on October 2, 2024, the Company announced closing of underwritten public offering with the issuance of 1,841 common shares at a purchase price of $140.625 per share and prefunded warrants to purchase 8,825 common shares at a price of $140.611 per share for gross proceeds of $1,500,000. The prefunded warrants are immediately exercisable for $0.014 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. During the year ended December 31, 2024, the Company issued 8,825 common shares pursuant the exercise of above prefunded warrants.

(x)	In connection with the closed direct offerings and underwriting public offerings completed during the year ended December 31, 2024, the Company incurred a total share issuance cost of $728,056.
(c)	Special Shares

Class A Special Shares

On August 29, 2025, the Company approved an amendment of the Articles to create a new class of special common shares without nominal or par value (the “Class A Special Shares). The Class A Special Shares is convertible into Company common shares on a one for one basis. The holders of the Class A Special Shares shall be entitled to one vote for each Class A Special Shares held at all meetings of shareholders of the Corporation and shall vote as a single class with the Common Shares.

In the event of any Liquidation Distribution, subject to the prior rights of the holders of the shares of any other class ranking senior to the Common Shares and equal in rank to the Common Shares and Class B Special Shares, the holders of the Class A Special Shares shall be entitled to receive all remaining property and assets of the Corporation.

Class B Special Shares

On August 29, 2025, the Company approved an amendment of the Articles to create a new class of special common shares without nominal or par value (the “Class B Special Shares”). The Class B Special Shares is convertible into Company common shares on a one for one basis. The holders of the Class B Special Shares shall be entitled to one vote for each Class B Special Share held at all meetings of shareholders of the Corporation and shall vote as a single class with the Common Shares and the Class A Special Shares, other than meetings at which only the holders of another class or series of shares are entitled to vote separately as a class or series.

In the event of any Liquidation Distribution, subject to the prior rights of the holders of the shares of any other class ranking senior to the Common Shares and equal in rank to the Class A Special Shares and Common Shares, the holders of the Class B Special Shares shall be entitled to receive all remaining property and assets of the Corporation.

Issued and Outstanding

On August 29, 2025, the Company issued 6,441 Class A Special Shares with a fair value of $597,836 pursuant to the acquisition of First Towers in accordance with the terms of the amended SEA (note 4).

On November 28, 2025, the Company issued 212,265 Class B Special Shares with a fair value of $19,700,885 pursuant to the acquisition of First Towers in accordance with the terms of the amended SEA (note 4) and 32,549 Class B Special Shares with a fair value $754,356 pursuant to the settlement of PGC DSA and Dunstan DSA. In connection with the debt settlement, the Company recognized a gain on debt settlement of $1,893,196 in the consolidated statements of loss and comprehensive loss.

A summary of the Company’s outstanding Special Shares as at December 31, 2025 are as follows:

	Number of Class A Special Shares	Number of Class B Special Shares	Capital
Balance, December 31, 2024	—	—	$—
Issuance of special shares pursuant to the acquisition of First Towers	6,441	212,265	20,298,721
Issuance of special shares pursuant to a debt settlement	—	32,549	754,356
Balance, December 31, 2025	6,441	244,814	$21,053,077
(d)	Loss per share

The weighted average number of common shares outstanding for basic and diluted loss per share for the year ended December 31, 2025 was 68,941 (2024 — 14,819). The Company did not have any potential dilution during the years ended December 31, 2025 and 2024.

(e)	Restricted stock units

In order to incentivize senior executive management and key staff, the Company makes use of equity incentives awarded pursuant to the Employee Share Ownership Plan (“ESOP”). In terms of the ESOP, as amended in March 2024, the Company may award up to 30% of the Company’s issued share capital (at any point in time) in qualifying ESOP incentives.

On May 24, 2024, the Company granted 2,677 restricted stock units (“RSUs”) at a market price of $577.97 to consultants of the Company to settle consulting payables of $900,000. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $1,547,703. 2,677 of the granted RSUs were exercised during the year ended December 31, 2024.

A summary of the Company’s outstanding RSUs as at December 31, 2025 are as follows:

Number of RSUs
Balance, December 31, 2023	—
Granted	2,677
Exercised	(2,677)
Balance, December 31, 2024 and 2025	—

During the year ended December 31, 2024, the Company recorded $798,795 of expenses related to the RSUs as consulting and accounting fees, $100,000 remains as prepaid expenses, $647,703 recognized as gain on debt settlement and the remaining $1,205 due to foreign currency translation was recorded to accumulated other comprehensive income.